Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
AirNet Technolog Ohio Inc. (“AirNet Ohio”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of incorporation/ acquisition	Feb. 06, 2025
Place of incorporation	United States
Percentage of legal ownership	100.00%
Robust achievement Limited (“Robust achievement”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of incorporation/ acquisition	Mar. 05, 2025
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%